Summary of Significant Accounting Policies - Summary Of Property And Equipment (Detail)	Dec. 31, 2021
Computers And Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Electronic and Laboratory Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Electronic and Laboratory Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	7.00%
Exploration and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	50.00%